Restructuring Charge (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
	Year Ended December 31,
	2020	2019	2018
Balance, beginning of year	$1,600	$3,855	$2,600
Restructuring charge	1,557	1,699	8,506
Cash paid	(901)	(4,150)	(4,667)
Non-cash items	(1,529)	196	(2,584)
Balance, end of year	$727	$1,600	$3,855

Restructuring and Related Costs [Table Text Block]
					Principal
			Auction		Investments -
	Capital	Wealth	and	Financial	United Online
	Markets	Management	Liquidation	Consulting	and magicJack	Corporate	Total
Restructuring charges for the year ended December 31, 2020:
Impairment of intangible assets	$917	$—	$140	$500	$—	$—	$1,557
Total restructuring charge	$917	$—	$140	$500	$—	$—	$1,557

Restructuring charges for the year ended December 31, 2019:
Employee termination costs	$—	$—	$—	$—	$1,594	$—	$1,594
Facility closure and consolidation charge (recovery)	—	(4)	—	—	109	—	105
Total restructuring charge	$—	$(4)	$—	$—	$1,703	$—	$1,699

Restructuring charges for the year ended December 31, 2018:
Employee termination costs	$29	$4,150	$—	$—	$338	$—	$4,517
Impairment of intangible assets	—	1,070	—	—	—	—	1,070
Facility closure and consolidation charge (recovery)	1,345	1,784	—	—	—	(210)	2,919
Total restructuring charge	$1,374	$7,004	$—	$—	$338	$(210)	$8,506